Investment Risks - National Security Emerging Markets Index ETF	Mar. 25, 2026
Prospectus [Line Items]
Risk [Text Block]

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Currency Exchange Rate Risk: To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ETF Structure Risk: The Fund is structured as an ETF and, as a result, is subject to special risks, including:

●	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues: An active trading market for Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Foreign Securities Risk: Foreign companies are generally not subject to the same regulatory requirements of U.S. companies, thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Depository Receipt Risk: Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk: There is a possibility that the market segment in which the Fund is primarily invested, whether growth or value; large or mid-cap companies; could underperform other kinds of investments or market averages that include style-focused investments.

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk: The Fund may focus its investments in securities of a particular sector to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

●	Technology Sector Risk. The Fund may be more susceptible to the particular risks that affect companies in the technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

●	Financial Sector Risk. The Fund may invest a certain amount of its assets in the financial sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Small and Medium Capitalization Risk: The stocks of small and medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Exchange Rate Risk: To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risk: The Fund is structured as an ETF and, as a result, is subject to special risks, including:

●	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues: An active trading market for Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: An active trading market for Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.

Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Foreign companies are generally not subject to the same regulatory requirements of U.S. companies, thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Depository Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depository Receipt Risk: Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style Risk: There is a possibility that the market segment in which the Fund is primarily invested, whether growth or value; large or mid-cap companies; could underperform other kinds of investments or market averages that include style-focused investments.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Investment Risk: The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sampling Risk: If used, the Fund’s representative sampling approach could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Exposure Risk: The Fund may focus its investments in securities of a particular sector to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

●	Technology Sector Risk. The Fund may be more susceptible to the particular risks that affect companies in the technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

●	Financial Sector Risk. The Fund may invest a certain amount of its assets in the financial sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. The Fund may be more susceptible to the particular risks that affect companies in the technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.

Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial Sector Risk. The Fund may invest a certain amount of its assets in the financial sector. The operations and businesses of financial services companies are subject to extensive governmental regulation, the availability and cost of capital funds, and interest rate changes. General market downturns may affect financial services companies adversely.

Small And Medium Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small and Medium Capitalization Risk: The stocks of small and medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.